Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss reclassified from AOCL to net earnings
Interest expense	$ 636,100	$ 368,600	$ 223,200
Interest Rate Swap
Loss reclassified from AOCL to net earnings
Cash flows related to settlement of interest rate swaps	35,046	34,386	12,722
Reclassification out of Accumulated Other Comprehensive Income
Loss reclassified from AOCL to net earnings
Interest expense	0	0	0
Depreciation and amortization	1,000	1,000	1,000
Interest Rate Swap
(Gain) Loss recognized in net earnings:
Gain loss on fair value	(44,600)	(16,700)	(120,600)
Gain on derivative put instrument
(Gain) Loss recognized in net earnings:
Gain loss on fair value	$ 0	$ 0	$ 0